Average Annual Total Returns	18 Months Ended
Jun. 30, 2011
Vanguard Managed Payout Distribution Focus Fund | Vanguard Managed Payout Distribution Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.84%
Since Inception	0.98%
Inception Date	May 02, 2008
Vanguard Managed Payout Growth and Distribution Fu | Vanguard Managed Payout Growth and Distribution Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.69%
Since Inception	0.18%
Inception Date	May 02, 2008
Vanguard Managed Payout Growth Focus Fund | Vanguard Managed Payout Growth Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.27%)
Since Inception	(1.15%)
Inception Date	May 02, 2008
Return After Taxes on Distributions | Vanguard Managed Payout Distribution Focus Fund | Vanguard Managed Payout Distribution Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.31%)
Since Inception	(0.71%)
Return After Taxes on Distributions | Vanguard Managed Payout Growth and Distribution Fu | Vanguard Managed Payout Growth and Distribution Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.54%)
Since Inception	(0.86%)
Return After Taxes on Distributions | Vanguard Managed Payout Growth Focus Fund | Vanguard Managed Payout Growth Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.87%)
Since Inception	(1.90%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Managed Payout Distribution Focus Fund | Vanguard Managed Payout Distribution Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.04%
Since Inception	0.12%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Managed Payout Growth and Distribution Fu | Vanguard Managed Payout Growth and Distribution Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.81%
Since Inception	(0.38%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Managed Payout Growth Focus Fund | Vanguard Managed Payout Growth Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.51%)
Since Inception	(1.33%)
Barclays Capital U.S. Aggregate Bond Index | Vanguard Managed Payout Distribution Focus Fund | Vanguard Managed Payout Distribution Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.84%
Since Inception	6.46%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Managed Payout Growth and Distribution Fu | Vanguard Managed Payout Growth and Distribution Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.84%
Since Inception	6.46%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Managed Payout Growth Focus Fund | Vanguard Managed Payout Growth Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.84%
Since Inception	6.46%
Managed Payout Growth Focus Composite Index | Vanguard Managed Payout Growth Focus Fund | Vanguard Managed Payout Growth Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.35%)
Since Inception	(2.06%)
Managed Payout Growth and Distribution Composite Index | Vanguard Managed Payout Growth and Distribution Fu | Vanguard Managed Payout Growth and Distribution Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.91%)
Since Inception	(0.67%)
Managed Payout Distribution Focus Composite Index | Vanguard Managed Payout Distribution Focus Fund | Vanguard Managed Payout Distribution Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.17%
Since Inception	0.70%
FTSE All-World Index | Vanguard Managed Payout Distribution Focus Fund | Vanguard Managed Payout Distribution Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(7.52%)
Since Inception	(4.46%)
FTSE All-World Index | Vanguard Managed Payout Growth and Distribution Fu | Vanguard Managed Payout Growth and Distribution Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(7.52%)
Since Inception	(4.46%)
FTSE All-World Index | Vanguard Managed Payout Growth Focus Fund | Vanguard Managed Payout Growth Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(7.52%)
Since Inception	(4.46%)
MSCI ACWI Equity IMI | Vanguard Managed Payout Distribution Focus Fund | Vanguard Managed Payout Distribution Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(7.89%)
Since Inception	(4.22%)
MSCI ACWI Equity IMI | Vanguard Managed Payout Growth and Distribution Fu | Vanguard Managed Payout Growth and Distribution Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(7.89%)
Since Inception	(4.22%)
MSCI ACWI Equity IMI | Vanguard Managed Payout Growth Focus Fund | Vanguard Managed Payout Growth Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(7.89%)
Since Inception	(4.22%)